UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07470

EAGLE SERIES TRUST
 (Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

RICHARD J. ROSSI, PRESIDENT
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
FRANCINE J. ROSENBERGER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

Investment Portfolios
01.31.2011 (unaudited)

EAGLE INTERNATIONAL EQUITY FUND
Common stocks-94.5%	Shares	Value
Australia-1.9%
Asciano Ltd. *	91,736	$147,141
MAp Group	179,476	536,350
Newcrest Mining Ltd.	21,002	785,611

Austria-1.2%
Erste Group Bank AG	18,635	933,816

Brazil-1.7%
All America Latina Logistica SA	4,268	36,050
Amil Participacoes SA	4,067	39,256
Diagnosticos da America SA	23,809	289,230
Embraer SA, Sponsored ADR	5,024	165,792
Hypermarcas SA *	61,668	733,971

Britain-12.9%
AMEC PLC	8,374	160,967
ARM Holdings PLC	33,815	281,289
Barclays PLC	49,399	232,444
BG Group PLC	56,454	1,270,720
BHP Billiton PLC	29,210	1,119,740
Burberry Group PLC	7,205	123,954
Cairn Energy PLC *	45,014	298,734
Compass Group PLC	39,346	350,112
Diageo PLC	14,618	280,966
GlaxoSmithKline PLC	8,323	150,454
HSBC Holdings PLC	43,091	469,786
Imperial Tobacco Group PLC	10,256	293,086
Kazakhmys PLC	3,732	90,030
Lloyds Banking Group PLC *	1,239,912	1,254,852
Premier Oil PLC *	5,007	162,865
Reckitt Benckiser Group PLC	6,508	353,923
Rio Tinto PLC	29,752	2,054,149
Rolls-Royce Group PLC	19,348	197,733
Smith & Nephew PLC	7,543	84,563
Vodafone Group PLC	224,520	630,642

Canada-5.3%
Barrick Gold Corporation	19,929	944,754
First Quantum Minerals Ltd.	4,463	516,342
Goldcorp, Inc.	7,311	293,433
Ivanhoe Mines Ltd./CA *	27,701	769,326
Pan American Silver Corp.	2,555	83,666
Potash Corporation of Saskatchewan, Inc.	5,188	919,110
Silver Wheaton Corporation *	8,374	258,324
Teck Resources Ltd., Class B	4,579	277,342

China-5.8%
Anhui Conch Cement Company Ltd., Class H	30,000	139,514
Baidu, Inc./China, Sponsored ADR *	7,339	797,236
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd., Class H *	34,600	79,348
China Construction Bank Corporation, Class H	641,040	561,437
China National Building Material Company Ltd., Class H	56,000	138,746
China Yurun Food Group Ltd.	166,000	539,648
Ctrip.com International Ltd., Sponsored ADR *	9,873	406,373
Dongfang Electric Corporation Ltd., Class H	9,400	39,702
Dongfeng Motor Group Company Ltd., Class H	148,000	260,044
Golden Eagle Retail Group Ltd.	137,000	376,033
Intime Department Store Group Co. Ltd.	132,000	193,799
Lianhua Supermarket Holdings Company Ltd., Class H	45,000	209,513
Tingyi Cayman Islands Holding Corporation	156,000	382,819
Weichai Power Co. Ltd., Class H	8,000	54,578
Wumart Stores, Inc., Class H	104,000	218,227

Czech-0.9%
Komercni Banka AS	2,867	684,807

Denmark-1.7%
Carlsberg AS, Class B	4,252	423,677
Novo Nordisk AS, Class B	6,213	701,717
Pandora AS *	2,682	171,662

Finland-1.1%
Fortum Oyj	5,955	183,449
Outotec Oyj	1,614	90,602
Stora Enso Oyj, Class R	27,185	324,254
UPM-Kymmene Oyj	11,497	237,209

France-5.6%
Aeroports de Paris	2,532	212,820
BNP Paribas	7,966	595,503
Carrefour SA	4,643	227,484
CFAO SA	6,550	262,536
Cie Generale d'Optique Essilor International SA	7,309	488,598
Danone	5,284	318,249
Eutelsat Communications	5,313	193,824
Iliad SA	864	91,737
LVMH Moet Hennessy Louis Vuitton SA	4,332	676,449
PPR	2,723	435,267
Schneider Electric SA	2,066	322,185
Sodexo	2,700	185,833
Technip SA	2,847	276,639

Germany-6.5%
Allianz SE	659	91,535
Bayerische Motoren Werke AG	3,813	292,770
Bilfinger Berger SE	1,996	176,711
Brenntag AG *	1,373	130,123
Daimler AG *	12,042	880,752
Deutsche Boerse AG	2,745	208,060
Fraport AG	18,861	1,327,846
Fresenius SE & Company KGaA	7,031	613,015
HeidelbergCement AG	4,173	272,704
Henkel AG & Co. KGaA	356	18,305
MAN SE	5,820	672,856
Metro AG	1,638	115,340
Siemens AG	1,278	163,831

Greece-0.6%
Coca Cola Hellenic Bottling Company SA	15,771	464,463

Hong Kong-7.5%
Belle International Holdings Ltd.	319,000	548,291
BOC Hong Kong Holdings Ltd.	80,000	257,199
China Merchants Holdings International Company Ltd.	70,970	310,450
China Resources Enterprise Ltd.	192,000	755,195
Geely Automobile Holdings Ltd.	470,000	219,858
Hang Lung Properties Ltd.	393,000	1,719,426
Hong Kong Exchanges and Clearing Ltd.	24,600	568,259
Li & Fung Ltd.	174,000	1,132,329
Lonking Holdings Ltd.	143,000	83,992
The United Laboratories International Holdings Ltd.	86,000	138,517

India-2.9%
Axis Bank Ltd., Sponsored GDR	12,117	330,673
Dr Reddy's Laboratories Ltd., Sponsored ADR	9,854	352,182
HDFC Bank Ltd., Sponsored ADR	3,190	460,669
Larsen & Toubro Ltd., Sponsored GDR	18,530	659,668
Mahindra & Mahindra Ltd., Sponsored GDR	7,278	112,809
Reliance Capital Ltd., Sponsored GDR	6,560	75,079
State Bank of India, Sponsored GDR	800	94,000

      |   The accompanying notes are an integral part of the financial statements.

Investment Portfolios
01.31.2011 (unaudited)

EAGLE INTERNATIONAL EQUITY FUND (cont'd)
Common stocks-94.5%	Shares	Value
India-2.9% (cont'd)
United Spirits Ltd., Sponsored GDR	9,366	$126,628

Indonesia-0.1%
Indofood CBP Sukses Makmur TBK PT *	146,500	74,209

Ireland-0.7%
CRH PLC	7,818	168,053
WPP PLC	27,841	344,513

Israel-0.6%
Teva Pharmaceutical Industries Ltd., Sponsored ADR	8,555	467,531

Italy-1.0%
Buzzi Unicem SpA	7,955	100,094
Fiat Industrial SpA *	26,464	358,165
Saipem SpA	5,671	284,333

Japan-8.8%
Aisin Seiki Company Ltd.	4,301	162,930
Asahi Glass Company Ltd.	17,000	211,408
Canon Inc.	6,273	306,860
Daikin Industries Ltd.	4,770	165,768
Denso Corporation	3,811	139,972
Fanuc Corporation	2,800	440,996
Honda Motor Company Ltd.	11,890	502,251
Isuzu Motors Ltd.	78,000	366,813
ITOCHU Corporation	24,700	267,756
Komatsu Ltd.	16,500	490,135
Mitsubishi Corporation	14,200	394,352
Mitsubishi Electric Corporation	23,000	253,188
Nidec Corporation	4,700	441,975
Nintendo Co. Ltd.	500	135,112
Nissan Motor Company Ltd.	35,500	358,051
Shiseido Company Ltd.	12,300	247,165
SMC Corporation	1,300	219,492
Softbank Corporation	9,500	326,162
Suzuki Motor Corporation	21,600	521,305
Toyota Motor Corporation	6,041	249,858
Unicharm Corporation	13,116	506,978

Luxembourg-0.7%
L'Occitane International SA *	133,514	356,190
SES SA	8,517	205,476

Macau-0.7%
Sands China Ltd. *	154,400	382,205
Wynn Macau Ltd.	60,800	168,832

Mexico-1.0%
Fomento Economico Mexicano, SAB de CV, Sponsored ADR	7,227	383,537
Genomma Lab Internacional SAB de CV, Class B *	58,406	148,049
Grupo Financiero Banorte, SAB de CV, Class O	51,659	229,955

Netherlands-3.0%
ASML Holding NV	1,503	63,025
European Aeronautic Defence and Space Company NV *	5,968	172,001
Heineken NV	3,817	192,136
ING Groep NV *	52,910	603,005
Koninklijke KPN NV	17,804	281,002
Koninklijke Philips Electronics NV	5,899	183,864
Royal Dutch Shell PLC, Class A	22,543	795,934

Norway-0.4%
Marine Harvest ASA	268,758	302,477

Portugal-0.2%
Jeronimo Martins SGPS SA	10,780	162,944

Russian Federation-7.8%
Gazprom OAO, Sponsored ADR	13,640	362,311
Globaltrans Investment PLC, Sponsored GDR	7,123	118,171
IDGC Holding JSC *	1,732,155	316,984
Magnit OJSC, Sponsored GDR	16,587	434,082
Mail.ru Group Ltd., 144A, Sponsored GDR *	937	33,357
NovaTek OAO, Sponsored GDR	2,738	310,127
Novorossiysk Commercial Sea Port, Sponsored GDR	3,735	39,143
O'Key Group S.A., Sponsored GDR *	22,023	276,389
Pharmstandard, Sponsored GDR *	6,738	201,803
Rosneft Oil Company, Sponsored GDR	51,769	444,235
Sberbank	563,544	1,972,404
VTB Bank OJSC, Sponsored GDR	118,156	845,406
X5 Retail Group NV, Sponsored GDR *	14,432	612,993

South Africa-1.8%
Aquarius Platinum Ltd.	2,286	12,762
Aspen Pharmacare Holdings Ltd. *	31,000	367,356
Shoprite Holdings Ltd.	40,200	498,184
Standard Bank Group Ltd.	35,164	514,616

South Korea-2.0%
Celltrion, Inc.	20,609	662,165
Hyundai Motor Company	2,549	406,913
Samsung Electronics Co. Ltd.	557	489,432

Sweden-1.6%
Atlas Copco AB, Class A	18,096	434,328
Elekta AB, Class B	5,511	222,844
Volvo AB, Class B *	33,225	578,270

Switzerland-4.8%
Dufry Group *	3,952	473,486
Flughafen Zuerich AG	395	165,595
Nobel Biocare Holding AG	5,687	116,812
Novartis AG	6,726	375,052
Swiss Reinsurance Company Ltd.	4,479	255,977
Syngenta AG	2,165	697,433
The Swatch Group AG	628	252,492
UBS AG *	18,027	323,302
Xstrata PLC	44,915	996,467

Taiwan-2.9%
HTC Corporation	65,800	2,199,816

United Arab Emirates-0.8%
Dragon Oil PLC *	64,772	602,298

Total common stocks (cost $56,995,213)		72,214,638

Investment companies-1.5%
India-1.2%
iShares MSCI India ETF *	133,300	933,100

United States-0.3%
Market Vectors - Gold Miners ETF	4,725	254,772

Total investment companies (cost $923,825)		1,187,872

Preferred stocks-1.0%
Germany-1.0%
Henkel AG & Co. KGaA	3,261	198,862
Volkswagen AG	3,602	581,938

Total preferred stocks (cost $547,840)		780,800

     |   The accompanying notes are an integral part of the financial statements.

Investment Portfolios
01.31.2011 (unaudited)

EAGLE INTERNATIONAL EQUITY FUND (cont'd)
Total investment portfolio (cost $58,466,878) 97.0%	$74,183,310
Other assets in excess of liabilities 3.0%	2,257,184
Total net assets 100.0%	$76,440,494

*	Non-income producing security

144A—144A securities are issued pursuant to Rule 144A of the Securities Act of 1933. Most of these are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and all may be resold as transactions exempt from registration to qualified institutional buyers. At January 31, 2011, these securities aggregated $33,357 or 0.04% of the net assets of the Fund.

ADR—American depository receipt
ETF—Exchange-traded fund
GDR—Global depository receipt

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	18.8%
Financial	17.4%
Consumer, cyclical	15.6%
Basic materials	13.7%
Industrial	11.9%
Communications	7.2%
Energy	6.5%
Diversified	2.3%
Funds	1.5%
Technology	1.5%
Utilities	0.6%

Forward foreign currency contracts outstanding
Contract to deliver		Counterparty	In exchange for		Delivery date	Unrealized appreciation (depreciation)

JPY	66,296,000	JPMorgan Chase	USD	793,964	03/16/11	$13,967
USD	789,177	Deutsche Bank AG	EUR	608,779	03/16/11	(43,907)
USD	1,656,955	Credit Suisse First Boston	EUR	1,255,171	03/16/11	(60,683)
		Net unrealized depreciation				$(90,623)

		EUR — Euro Dollar
		JPY — Japan Yen
		USD — United States Dollar

     |   The accompanying notes are an integral part of the financial statements.

Investment Portfolios
01.31.2011 (unaudited)

EAGLE INTERNATIONAL EQUITY FUND (cont’d)
Industry allocation
Industry	Value	Percent of net assets
Banks	$9,760,869	12.8%
Mining	8,201,946	10.7%
Auto manufacturers	5,689,797	7.4%
Oil & gas	4,247,224	5.6%
Food	4,154,331	5.4%
Telecommunications	3,836,922	5.0%
Pharmaceuticals	3,269,276	4.3%
Engineering & construction	3,078,990	4.0%
Retail	2,931,793	3.8%
Healthcare products	1,893,188	2.5%
Beverages	1,871,407	2.5%
Distribution/wholesale	1,794,437	2.4%
Chemicals	1,746,666	2.3%
Holding companies, diversified	1,742,094	2.3%
Real estate	1,719,426	2.3%
Internet	1,328,703	1.7%
Building materials	1,196,287	1.6%
Equity fund	1,187,872	1.6%
Machinery, construction & mining	1,178,405	1.5%
Machinery, diversified	1,113,852	1.5%
Cosmetics/personal care	1,110,333	1.5%
Electrical components & equipment	1,057,050	1.4%
Insurance	1,025,596	1.3%
Semiconductors	833,746	1.1%
Diversified financial services	776,319	1.0%
Oil & gas services	721,939	0.9%
Biotechnology	662,165	0.9%
Household products/wares	571,090	0.7%
Forest products & paper	561,463	0.7%
Lodging	551,037	0.7%
Aerospace/defense	535,526	0.7%
Electric	500,433	0.6%
Auto parts & equipment	357,480	0.5%
Food service	350,112	0.5%
Media	344,513	0.4%

Industry allocation
Industry	Value	Percent of net assets
Transportation	$340,505	0.4%
Healthcare services	328,486	0.4%
Office/business equipment	306,860	0.4%
Agriculture	293,086	0.4%
Hand/machine tools	219,492	0.3%
Commercial services	185,833	0.2%
Electronics	183,864	0.2%
Miscellaneous manufacturer	163,831	0.2%
Toys/games/hobbies	135,112	0.2%
Apparel	123,954	0.2%
Total investment portfolio	$74,183,310	97.0%

    |   The accompanying notes are an integral part of the financial statements.

Investment Portfolios
01.31.2011 (unaudited)

EAGLE INVESTMENT GRADE BOND FUND
Corporate bonds—42.5%	Principal amount (in thousands)	Value
Advertising—0.2%
Omnicom Group, Inc., 4.45%, 08/15/20	250	$245,425

Aerospace & defense—1.1%
L-3 Communications Corporation, 4.75%, 07/15/20	250	247,556
United Technologies Corporation, 5.38%, 12/15/17	775	879,043

Banks—3.1%
Bank of Montreal, 2.13%, 06/28/13	250	255,161
Credit Suisse, FRN, 1.26%, 01/14/14	250	251,156
Northern Trust Corporation, 3.45%, 11/04/20	1,000	956,682
PNC Funding Corporation, 4.38%, 08/11/20	1,000	989,992
The Goldman Sachs Group, Inc., 6.00%, 05/01/14	750	833,932

Beverages—3.5%
Anheuser-Busch InBev Worldwide, Inc., FRN, 1.03%, 03/26/13	2,000	2,018,774
Dr Pepper Snapple Group, Inc., 2.90%, 01/15/16	750	752,744
PepsiCo, Inc., 7.90%, 11/01/18	700	891,559

Biotechnology—1.2%
Celgene Corporation, 2.45%, 10/15/15	750	731,702
Genzyme Corporation, 3.63%, 06/15/15	500	517,248

Chemicals—0.5%
Potash Corp of Saskatchewan, Inc., 3.25%, 12/01/17	500	493,797

Computers—2.1%
Hewlett-Packard Company, FRN, 0.43%, 09/13/12	2,000	2,002,388
International Business Machines Corporation, 1.00%, 08/05/13	250	250,465

Cosmetics/personal care—0.2%
Colgate-Palmolive Company, 2.95%, 11/01/20	250	233,209

Diversified financial services—2.4%
BlackRock, Inc., Series 2, 5.00%, 12/10/19	1,000	1,045,147
CME Group Index Services LLC, 144A, 4.40%, 03/15/18	1,000	1,022,035
General Electric Capital Corporation, 2.10%, 01/07/14	500	499,996

Electric—5.2%
Carolina Power & Light Company, 5.25%, 12/15/15	300	337,500
Exelon Generation Company LLC, 5.20%, 10/01/19	495	509,571
FPL Group Capital, Inc., 2.55%, 11/15/13	1,000	1,021,079
Georgia Power Company, FRN, 0.62%, 03/15/13	2,000	2,006,186
PSEG Power LLC, 2.50%, 04/15/13	1,000	1,020,022
Virginia Electric and Power Company, 5.40%, 01/15/16	500	563,759

Forest products & paper—0.9%
Plum Creek Timberlands LP, 4.70%, 03/15/21	1,000	967,149

Gas—0.7%
Sempra Energy, 9.80%, 02/15/19	550	738,940

Healthcare products—2.8%
CR Bard, Inc., 4.40%, 01/15/21	750	759,121
Baxter International, Inc., 5.38%, 06/01/18	250	279,727
Becton, Dickinson and Company, 3.25%, 11/12/20	1,000	936,681
Covidien International Finance SA, 2.80%, 06/15/15	725	730,190
St Jude Medical, Inc., 2.50%, 01/15/16	250	247,230

Insurance—2.4%
AON Corporation, 3.50%, 09/30/15	500	503,982
Berkshire Hathaway, Inc., FRN, 0.72%, 02/11/13	2,000	2,010,838

Internet—1.1%
eBay, Inc., 1.63%, 10/15/15	750	722,033
Symantec Corporation, 2.75%, 09/15/15	500	489,143

Mining—0.8%
Newmont Mining Corporation, 5.13%, 10/01/19	750	813,497

Oil & gas—2.9%
Noble Holding International Ltd., 3.45%, 08/01/15	250	256,658
Occidental Petroleum Corporation, 4.10%, 02/01/21	250	250,789
Shell International Finance BV, FRN, 0.65%, 06/22/12	2,000	2,009,514
Total Capital Canada Ltd., 1.63%, 01/28/14	500	501,308

Pharmaceuticals—3.5%
Allergan, Inc./United States, 3.38%, 09/15/20	750	704,272
Express Scripts, Inc., 6.25%, 06/15/14	1,000	1,122,022
McKesson Corporation, 5.70%, 03/01/17	1,000	1,118,277
Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC, 3.00%, 06/15/15	750	767,440

Retail—2.7%
McDonald's Corporation, 5.80%, 10/15/17	750	866,764
Staples, Inc., 9.75%, 01/15/14	1,000	1,218,630
Wal-Mart Stores, Inc. Pass Through Trusts, Series C, 8.88%, 06/29/11	28	28,000
Wal-Mart Stores, Inc., 3.63%, 07/08/20	750	722,327

Software—1.7%
Adobe Systems, Inc., 3.25%, 02/01/15	500	510,156
Fiserv, Inc., 3.13%, 10/01/15	500	500,308
Oracle Corporation, 144A, 3.88%, 07/15/20	750	742,088

Telecommunications—1.6%
AT&T Corporation, 7.30%, 11/15/11	751	790,064
Verizon Communications, Inc., 6.35%, 04/01/19	750	864,310

Toys/games/hobbies—0.2%
Mattel, Inc., 4.35%, 10/01/20	250	242,686

Transportation—1.7%
Norfolk Southern Corporation, 5.90%, 06/15/19	600	682,350
Union Pacific Corporation, 5.70%, 08/15/18	750	846,890
United Parcel Service, Inc., 3.13%, 01/15/21	250	231,966

Total corporate bonds (cost $44,896,120)		44,751,478

U.S. Treasuries—25.0%
U.S. Treasury Note, 4.25%, 11/15/14	2,500	2,771,680
U.S. Treasury Note, 4.50%, 02/15/16	2,500	2,807,030
U.S. Treasury Note, 4.75%, 08/15/17	3,250	3,685,958
U.S. Treasury Note, 2.13%, 05/31/15	6,000	6,123,300
U.S. Treasury Note, 1.00%, 07/15/13	500	503,085
U.S. Treasury Note, 2.38%, 07/31/17	1,500	1,483,125
U.S. Treasury Note, 0.75%, 08/15/13	5,000	4,997,265
U.S. Treasury Note, 1.25%, 08/31/15	3,750	3,664,748
U.S. Treasury Note, 2.63%, 11/15/20	250	234,375

Total U.S. Treasuries (cost $26,066,912)		26,270,566

 |   The accompanying notes are an integral part of the financial statements.

Investment Portfolios
01.31.2011 (unaudited)

EAGLE INVESTMENT GRADE BOND FUND (cont'd)
Mortgage-backed obligations—13.3%	Principal amount (in thousands)	Value
Commercial mortgage-backed obligations—2.6%
Credit Suisse First Boston Mortgage Securities Corporation, FRN, Series 2005-C5, Class A3, 5.10%, 08/15/38	429	$446,711
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2002-C3, Class A2, 4.99%, 07/12/35	275	289,269
JP Morgan Chase Commercial Mortgage Securities Corporation, FRN, Series 2003-PM1A, Class A4, 5.33%, 08/12/40	230	245,108
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A5, 6.13%, 12/15/30	500	511,615
LB-UBS Commercial Mortgage Trust, FRN, Series 2003-C7, Class A2, 4.06%, 09/15/27	37	37,257
Merrill Lynch Mortgage Investors, Inc., FRN, Series 1998-C1, Class A3, 6.72%, 11/15/26	243	267,178
Morgan Stanley Capital I, Series 2003-T11, Class A4, 5.15%, 06/13/41	385	409,235
Wachovia Bank Commercial Mortgage Trust, FRN, Series 2003-C6, Class A3, 4.96%, 08/15/35	554	557,239

Covered bonds—6.6%
Bank of Montreal, 144A, 2.63%, 01/25/16	1,000	999,069
Bank of Nova Scotia, 144A, 1.45%, 07/26/13	2,000	2,005,836
DnB NOR Boligkreditt, 144A, 2.10%, 10/14/15	1,000	967,208
Sparebank 1 Boligkreditt AS, 144A, 1.25%, 10/25/13	1,000	995,462
Stadshypotek AB, 144A, 1.45%, 09/30/13	1,000	994,296
The Toronto-Dominion Bank, 144A, 2.20%, 07/29/15	1,000	988,803

Federal agency mortgage-backed obligations—4.1%
Freddie Mac, REMICs, Series 2628, Class AB, 4.50%, 06/15/18	313	332,407
Freddie Mac, REMICs, Series 2885, Class LC, 4.50%, 04/15/34	517	544,724
Fannie Mae, REMICs, Series 2006-B1, Class AB, 6.00%, 06/25/16	322	329,216
Fannie Mae, REMICs, Series 2006-63, Class AB, 6.50%, 10/25/33	141	142,893
Freddie Mac, REMICs, Series R005, Class AB, 5.50%, 12/15/18	111	114,728
Freddie Mac, REMICs, Series 3114, Class GC, 5.00%, 01/15/34	352	365,559
Freddie Mac, REMICs, Series R006, Class AK, 5.75%, 12/15/18	281	289,399
Fannie Mae, REMICs, Series 2007-11, Class AB, 5.69%, 01/25/32	445	465,311
Fannie Mae, REMICs, Series 2007-118, Class AB, 5.00%, 04/25/35	594	621,020
Freddie Mac, REMICs, Series 3456, Class CG, 5.00%, 01/15/35	457	476,541
Ginnie Mae, REMICs, Series 2004-86, Class PK, 4.00%, 09/20/34	547	572,369

Total mortgage-backed obligations (cost $13,989,371)		13,968,453

U.S. Government agency securities—9.0%
Fixed rate U.S. Government agency securities—3.1%
Private Export Funding Corporation, 2.25%, 12/15/17	1,000	936,399
Tennessee Valley Authority, 5.50%, 07/18/17	2,000	2,302,322

Government-backed corporate bonds—5.9%
John Deere Capital Corporation, FDIC, 2.88%, 06/19/12	3,000	3,098,475
The Goldman Sachs Group, Inc., FDIC, 3.25%, 06/15/12	3,000	3,113,046

Total U.S. Government agency securities (cost $9,535,744)		9,450,242

Foreign government securities—4.4%
Egypt Government AID Bonds, 4.45%, 09/15/15	2,000	2,201,100
Kreditanstalt fuer Wiederaufbau, 2.75%, 09/08/20	1,000	923,056
Landwirtschaftliche Rentenbank, 144A, FRN, 0.43%, 01/28/14	500	499,799
Province of Ontario, Canada, 2.70%, 06/16/15	1,000	1,018,404

Total foreign government securities (cost $4,770,713)		4,642,359

Supranational banks—4.1%
Asian Development Bank, 1.63%, 07/15/13	250	253,528
European Investment Bank, 2.25%, 03/15/16	1,000	997,348
Inter-American Development Bank, 2.25%, 07/15/15	1,000	1,014,781
International Bank for Reconstruction & Development, 2.38%, 05/26/15	1,000	1,023,865
Nordic Investment Bank, 2.50%, 07/15/15	1,000	1,020,110

Total supranational banks (cost $4,259,424)		4,309,632

Total investment portfolio (cost $103,518,284) 98.3%		103,392,730

Other assets in excess of liabilities 1.7%		1,787,725

Total net assets 100.0%		$105,180,455

144A—144A securities are issued pursuant to Rule 144A of the Securities Act of 1933. Most of these are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and all may be resold as transactions exempt from registration to qualified institutional buyers. At January 31, 2011, these securities aggregated $9,214,596 or 8.8% of the net assets of the Fund.

FDIC—Federal Deposit Insurance Corporation
FRN—Floating rate notes reset their interest rates on a semiannual or quarterly basis.
REMIC—Real estate mortgage investment conduit

Standard & Poor's bond ratings
Bond rating	Percent of net assets
AAA	48.2%
AA	10.6%
A	19.4%
BBB	14.4%
Not rated	5.7%

     |   The accompanying notes are an integral part of the financial statements.

Investment Portfolios
01.31.2011 (unaudited)

EAGLE LARGE CAP CORE FUND
Common stocks—94.8%	Shares	Value
Advertising—2.1%
Omnicom Group, Inc.	69,035	$3,098,291

Aerospace/defense—3.1%
The Boeing Company	30,420	2,113,582
United Technologies Corporation	31,980	2,599,974

Banks—10.4%
JPMorgan Chase & Company	143,350	6,442,149
The Goldman Sachs Group, Inc.	19,546	3,198,117
Wells Fargo & Company	185,270	6,006,453

Beverages—3.7%
PepsiCo, Inc.	41,015	2,637,675
The Coca-Cola Company	45,825	2,880,101

Computers—7.2%
Apple, Inc. *	13,951	4,733,853
EMC Corporation *	156,260	3,889,311
Hewlett-Packard Company	49,140	2,245,207

Diversified financial services—2.0%
Invesco Ltd.	123,680	3,059,843

Healthcare products—6.7%
Johnson & Johnson	42,920	2,565,328
St. Jude Medical, Inc. *	120,925	4,897,463
Zimmer Holdings, Inc. *	46,950	2,777,562

Healthcare services—2.6%
UnitedHealth Group, Inc.	96,400	3,957,220

Insurance—5.1%
Lincoln National Corporation	105,400	3,039,736
MetLife, Inc.	103,460	4,735,364

Internet—2.1%
Google, Inc., Class A *	5,302	3,183,109

Miscellaneous manufacturer—3.0%
Tyco International Ltd.	101,716	4,559,928

Oil & gas—9.6%
Chevron Corporation	33,390	3,169,713
ConocoPhillips	44,955	3,212,484
Exxon Mobil Corporation	65,805	5,309,147
Valero Energy Corporation	110,430	2,800,505

Oil & gas services—2.9%
Schlumberger Ltd.	48,535	4,319,130

Pharmaceuticals—3.0%
Pfizer, Inc.	247,345	4,506,626

REITs—1.7%
Annaly Capital Management, Inc.	144,495	2,576,346

Retail—9.9%
Bed Bath & Beyond, Inc. *	64,080	3,075,840
Lowe’s Companies, Inc.	208,055	5,159,764
Staples, Inc.	179,335	4,000,964
Wal-Mart Stores, Inc.	49,200	2,758,644

Semiconductors—2.5%
Intel Corporation	172,200	3,695,412

Software—9.4%
Activision Blizzard, Inc.	234,565	2,648,239
Adobe Systems, Inc. *	118,555	3,918,243
Microsoft Corporation	105,620	2,928,314
Oracle Corporation	147,625	4,728,429

Telecommunications—5.3%
Cisco Systems, Inc. *	68,470	1,448,140
QUALCOMM, Inc.	68,685	3,717,919
Sprint Nextel Corporation *	601,865	2,720,430

Transportation—2.5%
Union Pacific Corporation	39,480	3,735,992

Total common stocks (cost $118,948,320)		143,050,547

Investment companies—3.0%	Shares	Value
Materials Select Sector SPDR ETF	119,310	4,586,276

Total investment companies (cost $3,976,137)		4,586,276

Total investment portfolio (cost $122,924,457) 97.8%		147,636,823

Other assets in excess of liabilities 2.2%		3,313,114

Net assets 100.0%		$150,949,937

*	Non-income producing security

ETF—Exchange-traded fund
SPDR—Standard & Poor’s depository receipt
REIT—Real estate investment trust

Sector allocation
Sector	Percent of net assets
Financial	19.3%
Technology	19.1%
Consumer, non-cyclical	16.0%
Energy	12.5%
Consumer, cyclical	9.9%
Communications	9.4%
Industrial	8.6%
Funds	3.0%

   |   The accompanying notes are an integral part of the financial statements.

Investment Portfolios
01.31.2011 (unaudited)

EAGLE MID CAP GROWTH FUND
Common stocks—96.5%	Shares	Value
Aerospace/defense—3.7%
BE Aerospace, Inc. *	70,155	$2,714,297
Goodrich Corporation	51,450	4,662,399
Triumph Group, Inc.	28,553	2,741,944

Apparel—3.3%
Coach, Inc.	115,250	6,233,872
Deckers Outdoor Corporation *	44,015	3,230,261

Auto manufacturers—1.1%
Navistar International Corporation *	46,895	3,041,141

Biotechnology—1.0%
Illumina, Inc. *	40,180	2,786,081

Chemicals—2.1%
CF Industries Holdings, Inc.	21,090	2,847,994
Huntsman Corporation	177,561	3,091,337

Coal—4.0%
Arch Coal, Inc.	93,840	3,214,020
Cloud Peak Energy, Inc. *	159,653	3,635,299
Walter Energy, Inc.	33,680	4,387,494

Commercial services—0.8%
Sotheby's	55,985	2,256,195

Computers—5.5%
NetApp, Inc. *	106,375	5,821,904
Riverbed Technology, Inc. *	149,245	5,353,418
SanDisk Corporation *	94,170	4,272,493

Cosmetics/personal care—1.0%
Avon Products, Inc.	95,090	2,691,998

Diversified financial services—5.7%
Ameriprise Financial, Inc.	104,465	6,440,267
CME Group, Inc.	7,945	2,451,509
Legg Mason, Inc.	82,015	2,717,157
TD Ameritrade Holding Corporation	209,466	4,277,296

Electrical components & equipment—1.0%
GrafTech International Ltd. *	137,330	2,883,930

Electronics—3.0%
Dolby Laboratories, Inc., Class A *	58,888	3,515,614
Gentex Corporation	155,073	4,973,191

Engineering & construction—2.3%
Chicago Bridge & Iron Co. NV *	193,976	6,379,871

Entertainment—1.3%
Bally Technologies, Inc. *	86,294	3,532,013

Environmental control—1.2%
Waste Connections, Inc.	121,440	3,518,117

Healthcare products—2.6%
Intuitive Surgical, Inc. *	7,635	2,465,418
Patterson Companies, Inc.	75,370	2,491,732
Thoratec Corporation *	96,410	2,274,312

Home furnishings—1.2%
Harman International Industries, Inc. *	79,615	3,448,922

Household products/wares—1.1%
Church & Dwight Company, Inc.	46,305	3,186,247

Internet—3.2%
Akamai Technologies, Inc. *	69,980	3,381,434
NetFlix, Inc. *	14,620	3,129,850
priceline.com, Inc. *	6,265	2,684,678

Leisure time—1.4%
Carnival Corporation	89,970	4,022,559

Lodging—1.2%
Wynn Resorts Ltd.	28,953	3,368,102

Machinery, diversified—3.4%
AGCO Corporation *	77,305	3,919,363
Cummins, Inc.	54,049	5,722,708

Media—0.3%
Nielsen Holdings NV *	29,559	770,603

Mining—3.1%
Freeport-McMoRan Copper & Gold, Inc.	50,160	5,454,900
Titanium Metals Corporation *	184,450	3,476,882

Miscellaneous manufacturer—1.5%
SPX Corp.	53,115	4,163,154

Oil & gas—4.7%
Continental Resources, Inc. *	82,580	5,302,462
Pioneer Natural Resources Company	48,020	4,569,583
Whiting Petroleum Corporation *	26,455	3,340,737

Oil & gas services—2.1%
Dresser-Rand Group, Inc. *	64,440	2,959,729
National Oilwell Varco, Inc.	43,895	3,243,840

Pharmaceuticals—6.3%
AmerisourceBergen Corporation	149,400	5,357,484
Express Scripts, Inc. *	47,370	2,668,352
Mylan, Inc. *	297,630	6,893,111
SXC Health Solutions Corporation *	62,625	3,012,889

Retail—2.1%
CarMax, Inc. *	92,485	3,019,635
Chipotle Mexican Grill, Inc. *	12,485	2,733,216

Semiconductors—7.8%
ARM Holdings PLC, Sponsored ADR	289,090	7,238,814
Linear Technology Corporation	78,095	2,716,925
NVIDIA Corporation *	129,035	3,086,517
Rovi Corporation *	142,480	8,799,565

Software—12.9%
ANSYS, Inc. *	105,095	5,512,233
Autodesk, Inc. *	148,965	6,059,896
CA, Inc.	223,430	5,317,634
Cerner Corporation *	55,954	5,531,053
Citrix Systems, Inc. *	87,100	5,502,978
Concur Technologies, Inc. *	49,930	2,547,928
MSCI, Inc., Class A *	94,390	3,230,970
Red Hat, Inc. *	51,530	2,129,220

Telecommunications—2.1%
American Tower Corporation, Class A *	58,665	2,983,702
Polycom, Inc. *	66,353	2,909,579

Transportation—2.5%
Kansas City Southern *	140,130	7,003,697

Total common stocks (cost $196,802,875)		271,303,725

Total investment portfolio (cost $196,802,875) 96.5%		271,303,725

Other assets in excess of liabilities 3.5%		9,749,982

Net assets 100.0%		$281,053,707

*	Non-income producing security

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Technology	26.2%
Industrial	18.6%
Consumer, non-cyclical	12.8%
Consumer, cyclical	11.6%
Energy	10.9%
Financial	5.6%
Communications	5.6%
Basic materials	5.2%

Investment Portfolios
01.31.2011 (unaudited)

EAGLE MID CAP STOCK FUND
Common stocks—98.8%	Shares	Value
Domestic—87.8%
Aerospace/defense—4.0%
BE Aerospace, Inc. *	667,305	$25,818,030
Rockwell Collins, Inc.	530,440	34,022,422

Apparel—1.9%
VF Corporation	346,555	28,667,030

Auto manufacturers—1.3%
Oshkosh Corporation *	512,849	19,442,106

Auto parts & equipment—1.0%
Lear Corporation *	135,995	14,365,152

Banks—5.1%
CIT Group, Inc. *	474,795	22,642,974
Huntington Bancshares, Inc.	2,036,221	14,742,240
PNC Financial Services Group, Inc.	406,481	24,388,860
State Street Corporation	319,555	14,929,610

Biotechnology—1.2%
Life Technologies Corporation *	334,236	18,145,672

Chemicals—3.1%
Solutia, Inc. *	1,007,717	23,600,732
Valspar Corporation	576,107	21,529,119

Coal—1.0%
Arch Coal, Inc.	423,565	14,507,101

Commercial services—2.4%
SEI Investments Company	778,756	18,028,201
Total System Services, Inc.	1,052,324	18,320,961

Computers—1.0%
IHS, Inc., Class A *	183,403	15,031,710

Diversified financial services—6.0%
CME Group, Inc.	68,128	21,021,576
Discover Financial Services	792,208	16,311,563
IntercontinentalExchange, Inc. *	181,605	21,881,586
LPL Investment Holdings, Inc. *	409,330	14,023,646
SLM Corporation *	1,119,562	16,132,888

Electric—1.1%
ITC Holdings Corporation	241,986	15,898,480

Electrical components & equipment—2.6%
Energizer Holdings, Inc. *	392,621	28,559,252
Hubbell, Inc., Class B	176,849	10,830,233

Electronics—7.1%
Agilent Technologies, Inc. *	309,455	12,944,503
Amphenol Corporation, Class A	751,069	41,564,158
Avnet, Inc. *	882,288	31,427,099
Dolby Laboratories, Inc., Class A *	314,357	18,767,113

Engineering & construction—1.3%
KBR, Inc.	597,521	19,180,424

Entertainment—0.4%
DreamWorks Animation SKG, Inc., Class A *	224,482	6,301,210

Environmental control—1.0%
Waste Connections, Inc.	486,920	14,106,072

Food—2.9%
Safeway, Inc.	1,056,434	21,857,619
TreeHouse Foods, Inc. *	431,214	20,633,590

Forest products & paper—1.8%
International Paper Co.	898,438	25,946,889

Healthcare products—5.9%
Hospira, Inc. *	314,250	17,356,028
Patterson Companies, Inc.	700,571	23,160,877
ResMed, Inc. *	469,311	14,778,603
St. Jude Medical, Inc. *	764,051	30,944,066

Healthcare services—2.7%
Laboratory Corporation of America Holdings *	198,527	17,849,563
Mednax, Inc. *	330,609	21,869,785

Insurance—1.3%
Reinsurance Group of America, Inc.	339,837	19,561,018

Lodging—1.2%
Wyndham Worldwide Corporation	617,432	17,368,362

Media—3.2%
Discovery Communications, Inc., Class A *	424,598	16,559,322
John Wiley & Sons, Inc., Class A	669,320	30,755,254

Miscellaneous manufacturer—1.4%
Dover Corporation	314,333	20,148,745

Oil & gas—4.2%
Cimarex Energy Company	229,840	23,933,239
Rowan Companies, Inc. *	632,964	21,698,006
Whiting Petroleum Corporation *	125,492	15,847,130

Oil & gas services—3.4%
National Oilwell Varco, Inc.	677,621	50,076,192

Packaging & containers—3.3%
Crown Holdings, Inc. *	444,647	14,833,424
Owens-Illinois, Inc. *	556,856	16,421,683
Rock-Tenn Company, Class A	264,409	17,649,301

Pharmaceuticals—1.1%
McKesson Corporation	215,009	16,162,227

Retail—5.0%
CarMax, Inc. *	690,979	22,560,464
Guess?, Inc.	601,208	25,719,678
Staples, Inc.	1,198,259	26,733,158

Semiconductors—2.1%
Lam Research Corporation *	412,125	20,560,916
Microchip Technology, Inc.	256,318	9,347,917
Varian Semiconductor Equipment Associates, Inc. *	46,955	2,087,150

Software—4.8%
Autodesk, Inc. *	591,004	24,042,043
Fidelity National Information Services, Inc.	931,359	28,341,254
Progress Software Corporation *	663,281	18,996,354

Toys/games/hobbies—2.0%
Hasbro, Inc.	661,923	29,184,185

Total domestic common stocks (cost $1,133,031,207)		1,300,115,765

Foreign—11.0%
Auto parts & equipment—1.6%
Magna International, Inc.	413,892	24,158,876

Insurance—2.6%
Allied World Assurance Co. Holdings Ltd.	627,459	37,854,601

Media—0.5%
Grupo Televisa SA, Sponsored ADR *	328,322	7,899,427

Miscellaneous manufacturer—1.8%
Ingersoll-Rand PLC	552,995	26,101,364

Semiconductors—1.8%
Marvell Technology Group Ltd. *	1,400,590	26,625,216

Software—2.7%
Check Point Software Technologies Ltd. *	887,682	39,546,233

Total Foreign common stocks (cost $125,632,275)		162,185,717

Total common stocks (cost $1,258,663,482)		1,462,301,482

Total investment portfolio (cost $1,258,663,482) 98.8%		1,462,301,482

Other assets in excess of liabilities 1.2%		18,103,256

Net assets 100.0%		$1,480,404,738

*	Non-income producing security

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Industrial	22.5%
Consumer, non-cyclical	16.2%
Financial	15.0%
Consumer, cyclical	14.5%
Technology	12.5%
Energy	8.5%
Basic materials	4.8%
Communications	3.7%
Utilities	1.1%

 The accompanying notes are an integral part of the financial statements.   |

Investment Portfolios
01.31.2011 (unaudited)

EAGLE SMALL CAP CORE VALUE FUND
Common stocks—98.6%	Shares	Value
Aerospace/defense—1.9%
HEICO Corporation, Class A	18,591	$709,433
Orbital Sciences Corporation *	47,522	810,725

Banks—5.1%
Cardinal Financial Corporation	50,776	558,536
First Financial Bancorp	30,098	508,656
First Republic Bank *	2,425	72,095
Oriental Financial Group, Inc.	66,727	788,713
PrivateBancorp, Inc.	76,948	1,182,691
Signature Bank *	6,581	343,791
Texas Capital Bancshares, Inc. *	25,951	632,945

Biotechnology—1.9%
Charles River Laboratories International, Inc. *	16,730	641,595
Cubist Pharmaceuticals, Inc. *	39,057	856,911

Chemicals—3.5%
Albemarle Corporation	21,060	1,182,730
Arch Chemicals, Inc.	14,620	529,829
Kraton Performance Polymers, Inc. *	19,927	625,509
Westlake Chemical Corporation	11,077	428,901

Coal—2.0%
Alpha Natural Resources, Inc. *	19,037	1,022,858
Arch Coal, Inc.	16,345	559,816

Commercial services—7.9%
Chemed Corporation	19,325	1,202,595
Cross Country Healthcare, Inc. *	41,047	295,538
Euronet Worldwide, Inc. *	45,624	834,463
FTI Consulting, Inc. *	20,715	755,476
Gartner, Inc. *	15,505	549,187
LECG Corporation *	166,489	263,053
Net 1 UEPS Technologies, Inc. *	83,221	962,035
On Assignment, Inc. *	82,505	651,789
Parexel International Corporation *	28,994	672,951

Computers—2.1%
Electronics for Imaging, Inc. *	51,535	771,994
NCR Corporation *	53,755	881,582

Distribution/wholesale—1.5%
Ingram Micro, Inc., Class A *	46,065	909,323
School Specialty, Inc. *	21,186	276,477

Diversified financial services—4.9%
Cohen & Steers, Inc.	29,695	840,665
Investment Technology Group, Inc. *	51,555	950,159
MarketAxess Holdings, Inc.	43,036	866,315
optionsXpress Holdings, Inc.	12,527	186,151
SWS Group, Inc.	63,684	298,041
The NASDAQ OMX Group, Inc. *	29,375	719,100

Electric—1.9%
Allete, Inc.	40,454	1,493,157

Electrical components & equipment—1.0%
Belden, Inc.	23,420	814,079

Electronics—2.3%
FLIR Systems, Inc. *	21,650	672,016
Sonic Solutions, Inc. *	76,358	1,113,681

Engineering & construction—3.1%
Dycom Industries, Inc. *	67,343	1,082,202
URS Corporation *	30,138	1,339,634

Food—1.3%
Sara Lee Corporation	58,480	992,406

Gas—1.6%
AGL Resources, Inc.	35,050	1,286,335

Healthcare products—1.5%
Merit Medical Systems, Inc. *	82,938	1,224,994

Healthcare services—4.2%
AMERIGROUP Corporation *	30,183	1,580,684
Amsurg Corporation *	46,700	983,969
Mednax, Inc. *	12,150	803,722

Household products/wares—1.0%
Jarden Corporation	24,472	829,601

Insurance—4.0%
Allied World Assurance Co. Holdings Ltd.	9,235	557,148
American Equity Investment Life Holding
Company	84,274	1,068,594
Assured Guaranty Ltd.	48,105	695,598
Platinum Underwriters Holdings Ltd.	11,420	504,764
Tower Group, Inc.	12,075	314,433

Internet—2.7%
1-800-Flowers.com, Inc., Class A *	134,310	368,009
DealerTrack Holdings, Inc. *	38,878	768,424
Equinix, Inc. *	10,661	942,646

Machinery, diversified—3.1%
AGCO Corporation *	14,360	728,052
Altra Holdings, Inc. *	36,199	756,921
IDEX Corporation	24,205	959,970

Media—1.2%
John Wiley & Sons, Inc., Class A	20,960	963,112

Metal fabricate/hardware—0.6%
Kaydon Corporation	13,190	510,585

Mining—2.0%
Gammon Gold, Inc. *	85,878	646,661
IAMGOLD Corporation	51,910	987,328

Miscellaneous manufacturer—5.1%
AptarGroup, Inc.	16,095	773,526
Barnes Group, Inc.	40,645	805,584
Harsco Corporation	46,480	1,499,910
Matthews International Corporation, Class A	25,870	916,833

Oil & gas—3.0%
Comstock Resources, Inc. *	22,270	616,879
Range Resources Corporation	11,660	581,484
Rosetta Resources, Inc. *	29,440	1,176,128

Oil & gas services—3.1%
Dresser-Rand Group, Inc. *	31,176	1,431,914
Oceaneering International, Inc. *	13,186	1,018,355

Packaging & containers—0.5%
Silgan Holdings, Inc.	10,031	374,457

Pharmaceuticals—1.4%
Herbalife Ltd.	16,966	1,108,389

REITs—2.9%
BioMed Realty Trust, Inc.	27,095	483,646
Campus Crest Communities, Inc.	36,011	475,345
Chimera Investment Corporation	65,160	273,672
Government Properties Income Trust	25,588	662,729
Healthcare Realty Trust, Inc.	23,815	500,115

Retail—6.6%
AerCap Holdings NV *	43,003	641,605
AFC Enterprises, Inc. *	84,180	1,254,282

Retail—6.6% (cont'd)
Jo-Ann Stores, Inc. *	27,015	1,629,815
Nu Skin Enterprises, Inc., Class A	28,020	842,842
Stage Stores, Inc.	52,596	815,238

Savings & loans—4.0%
BankUnited, Inc. *	48,500	1,358,000
Beneficial Mutual Bancorp, Inc. *	72,081	636,475
Berkshire Hills Bancorp, Inc.	30,694	651,941
People's United Financial, Inc.	43,795	565,393

Semiconductors—0.9%
Emulex Corporation *	17,910	204,353
Intersil Corporation, Class A	28,955	437,800

Software—4.8%
ACI Worldwide, Inc. *	25,599	678,118
Aspen Technology, Inc. *	108,997	1,542,308
Avid Technology, Inc. *	27,205	452,963
Bottomline Technologies, Inc. *	43,961	1,008,026

Telecommunications—3.2%
Alaska Communications Systems Group,Inc.	85,577	787,308
Cbeyond, Inc. *	44,063	645,523
NeuStar, Inc., Class A *	27,290	732,191
Neutral Tandem, Inc. *	25,627	387,480

Transportation—0.8%
Genesee & Wyoming, Inc., Class A *	11,600	600,300
Total common stocks (cost $52,957,753)		77,902,280

Investment companies—0.5%
Solar Capital Ltd.	16,215	385,106

Total investment companies (cost $377,555)		385,106

Total investment portfolio (cost $53,335,308) 99.1%		78,287,386

Other assets in excess of liabilities 0.9%		733,026

Net assets 100.0%		$79,020,412

* Non-income producing security
REIT—Real estate investment trust

Sector allocation
Sector	Percent of net assets
Financial	21.6%
Consumer, non-cyclical	19.2%
Industrial	18.3%
Energy	8.1%
Consumer, cyclical	8.1%
Technology	7.6%
Communications	7.1%
Basic materials	5.6%
Utilities	3.5%

   |   The accompanying notes are an integral part of the financial statements.

Investment Portfolios
01.31.2011 (unaudited)

EAGLE SMALL CAP GROWTH FUND
Common stocks—99.5%	Shares	Value
Aerospace/defense—1.8%
Triumph Group, Inc.	134,056	$12,873,398

Airlines—0.8%
JetBlue Airways Corporation *	1,000,030	6,000,180

Apparel—2.2%
Deckers Outdoor Corporation *	132,420	9,718,304
Steven Madden Ltd. *	179,213	6,840,560

Auto parts & equipment—6.2%
American Axle & Manufacturing Holdings, Inc. *	661,175	9,454,802
ArvinMeritor, Inc. *	603,337	13,188,947
Tenneco, Inc. *	288,001	11,903,081
WABCO Holdings, Inc. *	167,220	9,765,648

Banks—0.5%
UMB Financial Corporation	86,037	3,497,404

Biotechnology—1.6%
Regeneron Pharmaceuticals, Inc. *	165,283	5,566,731
Seattle Genetics, Inc. *	359,696	5,895,417

Chemicals—3.8%
Huntsman Corporation	1,081,251	18,824,580
Intrepid Potash, Inc. *	231,580	8,369,301

Coal—1.2%
Cloud Peak Energy, Inc. *	369,845	8,421,371

Commercial services—7.6%
FTI Consulting, Inc. *	320,100	11,674,047
Monster Worldwide, Inc. *	287,553	4,787,757
Parexel International Corporation *	187,265	4,346,421
Sotheby's	318,295	12,827,288
SuccessFactors, Inc. *	295,488	8,604,611
The Geo Group, Inc. *	508,150	12,078,725

Computers—3.3%
Radiant Systems, Inc. *	385,160	7,029,170
Riverbed Technology, Inc. *	465,202	16,686,796

Diversified financial services—0.9%
Duff & Phelps Corporation, Class A	253,452	4,298,546
optionsXpress Holdings, Inc.	168,772	2,507,952

Electrical components & equipment—1.6%
GrafTech International Ltd. *	540,285	11,345,985

Electronics—2.0%
Coherent, Inc. *	272,596	14,597,516

Entertainment—3.6%
Bally Technologies, Inc. *	248,302	10,163,001
Pinnacle Entertainment, Inc. *	465,010	7,012,351
Shuffle Master, Inc. *	811,294	8,384,723

Environmental control—1.7%
Waste Connections, Inc.	414,860	12,018,494

Food—1.0%
The Fresh Market, Inc. *	205,183	7,544,579

Hand/machine tools—1.7%
Regal-Beloit Corporation	179,596	11,986,237

Healthcare products—4.4%
Bruker Corporation *	439,816	7,696,780
Sirona Dental Systems, Inc. *	258,691	11,333,253
Thoratec Corporation *	413,727	9,759,820
Vital Images, Inc. *	184,150	2,447,353

Healthcare services—2.2%
Centene Corporation *	386,987	10,727,280
ICON PLC, Sponsored ADR *	219,028	4,877,754

Home furnishings—3.5%
DTS, Inc. *	328,344	14,716,378
Universal Electronics, Inc. *	420,977	11,084,324

Insurance—0.6%
MGIC Investment Corporation *	546,194	4,582,568

Internet—3.1%
Sapient Corporation	622,715	7,441,444
TIBCO Software, Inc. *	697,412	15,329,116

Metal fabricate/hardware—0.6%
Northwest Pipe Company *	198,149	4,333,519

Mining—1.3%
Titanium Metals Corporation *	479,943	9,046,926

Oil & gas—1.7%
Brigham Exploration Company *	402,955	11,931,497

Oil & gas services—6.1%
Lufkin Industries, Inc.	414,512	27,656,241
OYO Geospace Corporation *	167,392	16,041,175

Pharmaceuticals—3.9%
BioMarin Pharmaceutical, Inc. *	331,848	8,435,576
Catalyst Health Solutions, Inc. *	166,020	7,205,268
Herbalife Ltd.	118,540	7,744,218
Salix Pharmaceuticals Ltd. *	109,143	4,471,589

Reits—0.6%
Redwood Trust, Inc.	282,359	4,226,914

Retail—8.7%
BJ's Restaurants, Inc. *	381,300	13,471,329
Cash America International, Inc.	316,369	12,727,525
Chico's FAS, Inc.	573,752	6,265,372
Genesco, Inc. *	464,535	17,248,185
Vitamin Shoppe, Inc. *	376,245	11,938,254

Semiconductors—8.6%
NetLogic Microsystems, Inc. *	226,589	7,898,892
Rovi Corporation *	328,170	20,267,779
Teradyne, Inc. *	535,460	8,931,473
Varian Semiconductor Equipment Associates, Inc. *	382,258	16,991,368
Veeco Instruments, Inc. *	176,560	7,637,986

Software—8.9%
Allscripts Healthcare Solutions, Inc. *	343,351	7,248,140
ANSYS, Inc. *	298,623	15,662,776
Informatica Corporation *	352,607	16,360,965
MedAssets, Inc. *	465,261	9,133,073
Medidata Solutions, Inc. *	307,693	7,676,940
Quality Systems, Inc.	86,009	6,866,959

Telecommunications—2.0%
EMS Technologies, Inc. *	377,604	6,921,481
Plantronics, Inc.	207,922	7,360,439

Transportation—1.8%
Atlas Air Worldwide Holdings, Inc. *	128,890	6,548,901
Landstar System, Inc.	159,437	6,605,475

Total common stocks (cost $493,702,907)		713,066,228

Total investment portfolio (cost $493,702,907) 99.5%		713,066,228

Other assets in excess of liabilities 0.5%		3,284,768

Net assets 100.0%		$716,350,996

*	Non-income producing security

ADR—American depository receipt
REIT—Real estate investment trust

Sector allocation
Sector	Percent of net assets
Consumer, cyclical	25.1%
Technology	20.7%
Consumer, non-cyclical	20.7%
Industrial	11.2%
Energy	8.9%
Communications	5.2%
Basic materials	5.0%
Financial	2.7%

The accompanying notes are an integral part of the financial statements.   |

Notes to Financial Statements
01.31.2011 (unaudited)

NOTE 1 | Organization and investment objective The Eagle Series Trust (the “Trust”) is organized as a separate Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. Members of the Boards of Trustees (“Boards”) for the Trusts may serve as Trustees for one or more of the Trusts.  The Trust offers shares in the following series (each a “Fund” and collectively the “Funds”) and are advised by Eagle Asset Management, Inc. (“Eagle” or “Manager”).

The Eagle Series Trust currently offers shares in seven series:

●	The Eagle International Equity Fund (“International Equity Fund”) seeks capital appreciation principally through investment in a portfolio of international equity securities,

●	The Eagle Investment Grade Bond Fund (“Investment Grade Bond Fund”) seeks current income and preservation of capital,

●	The Eagle Large Cap Core Fund (“Large Cap Core Fund”) seeks long-term growth through capital appreciation,

●	The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,

●	The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund”) seeks long-term capital appreciation,

●	The Eagle Small Cap Core Value Fund (“Small Cap Core Value Fund”) seeks capital growth, and

●	The Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation.

Class offerings Each Fund is authorized and currently offers Class A, Class C, Class I, Class R-3 and Class R-5 shares to qualified buyers.

●
For all funds except the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

●	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed within one year of purchase.

●	Class I, Class R-3 and Class R-5 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2 | Significant accounting policies
Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The price of each Fund’s shares is based on the NAV per share of each class of a Fund. The Funds determine the NAV of their shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. Eastern time), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the NAV is calculated, the Manager is not required to recalculate the NAV.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

●	The quotation may be stale;

●	The quotation may be unreliable because the security is not traded frequently;

●	Trading on the security ceased before the close of the trading market;

●	Security is newly issued;

●	Issuer-specific events occurred after the security ceased trading; or

●	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

●	A merger or insolvency;

●	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

Notes to Financial Statements
01.31.2011 (unaudited)

●	Market events, such as a significant movement in the U.S. market.

Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Boards. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Boards. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Boards. Pursuant to the Procedures, the Boards have delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee comprised of certain officers of the Trusts and other employees of the Manager (“Valuation Committee”). The composition of this Valuation Committee may change from time to time.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

●
Domestic exchange-traded equity securities Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

●
Foreign equity securities If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. The Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer- specific event has occurred that Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Eagle also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of a Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

●
Fixed income securities Government, corporate, asset-backed bonds, municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

●
Short-term securities The amortized cost method of security valuation is used by the Funds (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended) for short-term investments (investments that have a maturity date of 60 days or less). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates fair value.

●	Futures and options Futures and options are valued on the basis of market quotations, if available.

●	Investment Companies Investments in other companies are valued at their reported net asset value.

Fair value measurements Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined below:

Level 1—Valuations based on quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Notes to Financial Statements
01.31.2011 (unaudited)

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2011.

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total
International Equity Fund
Foreign common stocks (a)
Aerospace/defense	$535,526	$—	$535,526
Agriculture	293,086	—	293,086
Apparel	123,954	—	123,954
Auto manufacturers	2,418,221	2,689,638	5,107,859
Auto parts & equipment	—	357,480	357,480
Banks	8,942,232	818,637	9,760,869
Beverages	1,590,440	280,967	1,871,407
Biotechnology	—	662,165	662,165
Building materials	$540,851	655,436	1,196,287
Chemicals	1,746,666	—	1,746,666
Commercial services	185,833	—	185,833
Cosmetics/personal care	356,191	754,142	1,110,333
Distribution/wholesale	—	1,794,437	1,794,437
Diversified financial services	208,060	568,259	776,319
Electric	500,433	—	500,433
Electrical components & equipment	322,185	734,865	1,057,050
Electronics	183,864	—	183,864
Engineering & construction	2,365,929	713,061	3,078,990
Food	2,544,662	1,609,669	4,154,331
Food service	350,112	—	350,112
Forest products & paper	—	561,463	561,463
Hand/machine tools	—	219,492	219,492
Healthcare products	1,808,625	84,563	1,893,188
Healthcare services	328,486	—	328,486
Holding companies, diversified	676,449	1,065,645	1,742,094
Household products/wares	372,228	—	372,228
Insurance	1,025,596	—	1,025,596
Internet	1,328,703	—	1,328,703
Lodging	551,037	—	551,037
Machinery, construction & mining	604,278	574,127	1,178,405
Machinery, diversified	672,856	440,996	1,113,852
Media	344,513	—	344,513
Mining	4,229,684	3,972,262	8,201,946
Miscellaneous manufacturer	$163,831	$—	$163,831
Office/business equipment	—	306,860	306,860
Oil & gas	901,031	3,346,193	4,247,224
Oil & gas services	437,606	284,333	721,939
Pharmaceuticals	2,053,990	1,215,286	3,269,276
Real estate	—	1,719,426	1,719,426
Retail	1,765,549	1,166,244	2,931,793
Semiconductors	—	833,746	833,746
Telecommunications	824,466	3,012,456	3,836,922
Toys/games/hobbies	135,112	—	135,112
Transportation	193,364	147,141	340,505
Foreign preferred stocks (a)	780,800	—	780,800
Investment companies (a)	1,187,872	—	1,187,872
Other financial instruments (b)	(90,623)	—	(90,623)
Total investment portfolio	$43,503,698	$30,588,989	$74,092,687
Investment Grade Bond Fund
Domestic corporate bonds (a)	$—	$44,751,478	$44,751,478
U.S. Government Agency securities	—	9,450,242	9,450,242
U.S. Treasuries	—	26,270,566	26,270,566
Mortgage-backed obligations	—	13,968,453	13,968,453
Supranational banks	—	4,309,632	4,309,632
Foreign government securities	—	4,642,359	4,642,359
Total investment portfolio	$—	$103,392,730	$103,392,730
Large Cap Core Fund
Domestic common stocks (a)	$143,050,547	$—	$143,050,547
Investment companies (a)	4,586,276	—	4,586,276
Total investment portfolio	$147,636,823	$—	$147,636,823
Mid Cap Growth Fund
Domestic common stocks (a)	$271,303,725	—	$271,303,725
Total investment portfolio	$271,303,725	—	$271,303,725
Mid Cap Stock Fund
Domestic common stocks (a)	$1,300,115,765	$—	$1,300,115,765
Foreign common stocks (a)	162,185,717	—	162,185,717
Total investment portfolio	$1,462,301,482	$—	$1,462,301,482
Small Cap Core Value Fund
Domestic common stocks (a)	$77,902,280	$—	$77,902,280
Investment companies (a)	385,106	—	385,106
Total investment portfolio	$78,287,386	$—	$78,287,386

Notes to Financial Statements
01.31.2011 (unaudited)

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total
Small Cap Growth Fund
Domestic common stocks (a)	$713,066,228	$—	$713,066,228
Total investment portfolio	$713,066,228	$—	$713,066,228

(a)	Please see the investment portfolio for detail by industry.
(b)	Other financial instruments include foreign forward currency contracts which are valued at the unrealized appreciation/depreciation of the instrument.

As of January 31, 2011, no Fund had any investments classified as Level 3, and there were no significant transfers in and out of levels 1, 2, or 3.

Derivative instruments The Funds have adopted the provisions of FASB Accounting Standards CodificationTM ASC 815-10-50 (“Statement”). The new requirement amends and expands the disclosure requirement related to derivative instruments in order to provide users of financial statements with an enhanced understanding of the use of derivative instruments by a Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Statement requires qualitative disclosures about the objectives and strategies for using derivative instruments, quantitative disclosures about the fair value of, and gains and losses on, derivative instruments, as well as disclosures about credit-risk-related contingent features in derivative agreements.

During the period ended January 31, 2011, the International Equity Fund engaged in limited derivative activity. The contract amounts in the Investment Portfolio are representative of typical volumes.

Fair values of derivative instruments for the International Equity Fund as of January 31, 2011 are as follows:
Type of derivative	Balance sheet location	Value
Assets
Forward foreign currency contracts	Unrealized gain on forward currency contracts	$13,967
Liabilities
Forward foreign currency contracts	Unrealized loss on forward currency contracts	$104,590

The effect of derivative instruments on the International Equity Fund’s Statement of Operations for the period ended January 31, 2011 is as follows:

Type of derivative	Forward foreign currency contracts
Location of gain (loss) on derivatives recognized in income	Net realized gain (loss) on foreign currency transactions/Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies
Realized gain (loss) on derivatives recognized in income	$(157,150)
Change in unrealized appreciation (depreciation) on derivatives recognized in income	$65,919

During the period ended January 31, 2011, no other Fund engaged in derivative activity.

Foreign currency transactions The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. Each Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes. Net realized gain (loss) from foreign currency transactions also includes the effect of any Brazilian IOF tax.

Forward foreign currency contracts Each of the Funds, except the Small Cap Growth Fund, is authorized to enter into forward foreign currency contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency contracts are translated to U.S. dollars using forward exchange rates provided by a pricing service as of the close of the NYSE each valuation day and the unrealized gain or loss is included in the Statement of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts.

Real estate investment trusts (“REITs”) There are certain additional risks involved in investing in REITs. These include,

Notes to Financial Statements
01.31.2011 (unaudited)

but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Repurchase agreements Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, each Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.  At January 31, 2011, no Fund held a repurchase agreement.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Expenses Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Boards. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class. Other expenses of each Fund are allocated to each class of shares based upon their relative percentage of net assets.

Class allocations Each class of shares has equal rights to earnings and assets except that each class may bear different expense for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains In each Fund, except the Investment Grade Bond Fund, distributions of net investment income are made annually. Distributions of net investment income in the Investment Grade Bond Fund are made monthly. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

NOTE 3 | Federal income taxes and distributions Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for Federal income taxes is required since the Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/ tax differences to reflect tax character; these adjustments have no effect on net assets or NAV per share. Financial reporting records are not adjusted for temporary differences.

As of January 31, 2011, the identified cost of investments in securities owned by each Fund for Federal income tax purposes were as follows:

Identified cost
International Equity Fund	58,930,680
Investment Grade Bond Fund	103,529,432
Large Cap Core Fund	123,845,965
Mid Cap Growth Fund	198,372,867
Mid Cap Stock Fund	1,281,141,123
Small Cap Core Value Fund	53,409,627
Small Cap Growth Fund	496,284,471

As of January 31, 2011, the net unrealized appreciation (depreciation) of investments in securities owned by each Fund were as follows:

	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
International Equity Fund	16,123,862	(871,232)	15,252,630
Investment Grade Bond Fund	718,980	(855,682)	(136,702)
Large Cap Core Fund	25,680,599	(1,889,741)	23,790,858
Mid Cap Growth Fund	75,199,242	(2,268,384)	72,930,858
Mid Cap Stock Fund	187,370,046	(6,209,687)	181,160,359
Small Cap Core Value Fund	26,007,348	(1,129,589)	24,877,759
Small Cap Growth Fund	222,078,139	(5,296,382)	216,781,757

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
Effective September 13, 2010, Eagle Series Trust transferred the day-to-day responsibility for its financial reporting from Eagle Asset Management, Inc., the registrant’s investment adviser, to J.P. Morgan Investor Services Co. (“J.P. Morgan”).  Eagle, the registrant’s Principal Executive Officer and Principal Financial Officer oversee and monitor the services provided by J.P. Morgan.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE SERIES TRUST
Date:           March 30, 2011

/s/ J. Cooper Abbott
J. Cooper Abbott
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EAGLE SERIES TRUST

Date:           March 30, 2011
/s/ J. Cooper Abbott
J. Cooper Abbott
Principal Executive Officer

Date:           March 30, 2011
/s/ Mathew J. Calabro
Mathew J. Calabro
Principal Financial Officer